Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of Revenue by Geographic Region

The Company’s disaggregation of revenue by major product offering is consistent with its presentation on the Company’s consolidated statements of operations. The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2026	2025
Americas	$91	$119
Rest of World	5	18
Total	$96	$137

The Company’s disaggregation of revenue by major product offering is consistent with its presentation on the Company’s consolidated statements of operations. The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Year Ended December 31,
	2025	2024
Americas	$608	$401
Europe and Middle East	695	242
Asia Pacific	56	-
Total	$1,359	$643

Schedule of Aggregate Percentage Revenue and Accounts Receivable

	Year Ended December 31,
	2025	2024
Customer 1	21%	%
Customer 2	15%	%
Customer 3	12%	%
Customer 4	%	35%
Customer 5	%	17%
Aggregate percent of revenue	48%	52%

As of December 31, 2025, there were three customers that accounted for more than 10% of the Company’s accounts receivable balance. As of December 31, 2024, there were two customers that accounted for more than 10% of the Company’s accounts receivable balance. The following table represents these customers’ aggregate percentage of total accounts receivable:

	As of December 31,
	2025	2024
Customer 1	18%	%
Customer 2	17%	37%
Customer 3	16%	%
Customer 4	%	17%
Aggregate percent of accounts receivable	51%	54%

Schedule of Antidilutive Earnings Per Share

	Three Months Ended March 31,
	2026	2025
Restricted stock units	2,099,586	1,912,895
Warrants for Common Stock	12,364,114	12,364,114
Convertible debt	-	5,468,831
Deferred underwriter fees	-	3,174,999
Loan extensions	330,000	3,274,182
	14,793,700	26,195,021

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2025 and 2024 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2025	2024
Restricted stock units	3,211,252	1,625,404
Convertible debt	-	8,549,417
Warrants for common stock	12,314,114	12,364,114
Deferred underwriter fees	-	3,174,999
Loan extensions	330,000	3,274,182
Total common stock equivalents	15,855,366	28,988,116